SHIP LOGO  VANGUARD(R)

                                                                  P.O. Box 2600
                                                    Valley Forge, PA 19482-2600

                                                                   610-503-5693
                                                      Natalie_S_Bej@vanguard.com


July 27, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:      Vanguard Trustees' Equity Funds
         File No. 2-65955-99


Commissioners:

         Enclosed is Post-Effective Amendment No. 44 to the registration statement on Form N-1A for Vanguard Trustees' Equity Funds (the "Trust"). The purpose of today's filing is to add Lazard Asset Management LLC as an additional investment advisor to Vanguard International Value Fund.

         Pursuant to the requirements of Rule 485(a)(2) under the Securities Act of 1933, as amended, we have designated an effective date of September 26, 2006 for this Amendment. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.

         Please contact me at (610) 503-5693 with any questions or comments that you may have concerning the enclosed Amendment.


Sincerely,



Natalie S. Bej
Associate Counsel
Securities Regulation, Legal Department

Enclosures

cc:      Christian Sandoe, Esq.
         Division of Investment Management